Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Schedule of Outstanding Warrants, Excluding Contingent Warrants - $ / shares	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Oct. 09, 2022	Apr. 30, 2022
Schedule of Outstanding Warrants, Excluding Contingent Warrants [Line Items]
Number of Shares	7,899,661	70,849	111,111
Exercise Price	$ 1.68	$ 10.35		$ 0.001
April 2022 Offering Placement Agent Warrants [Member]
Schedule of Outstanding Warrants, Excluding Contingent Warrants [Line Items]
Number of Shares	70,849
Exercise Price	$ 8.46875
Expiration Date	Apr. 19, 2026
August 2022 Private Placement Warrants [Member]
Schedule of Outstanding Warrants, Excluding Contingent Warrants [Line Items]
Number of Shares	2,486,214
Exercise Price	$ 2.546
Expiration Date	Aug. 11, 2027
August 2022 Offering Placement Agent Warrants [Member]
Schedule of Outstanding Warrants, Excluding Contingent Warrants [Line Items]
Number of Shares	220,997
Exercise Price	$ 3.394
Expiration Date	Aug. 11, 2027
August 2023 Inducement Warrants [Member]
Schedule of Outstanding Warrants, Excluding Contingent Warrants [Line Items]
Number of Shares	4,972,428
Exercise Price	$ 1.09
Expiration Date	Aug. 02, 2027
August 2023 Offering Placement Agent Warrants [Member]
Schedule of Outstanding Warrants, Excluding Contingent Warrants [Line Items]
Number of Shares	149,173
Exercise Price	$ 1.3625
Expiration Date	Aug. 02, 2027